Fair Value Measurements - Financial Instruments at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	$ 490,055	$ 484,728	$ 460,428
Notes Payable, Other Payables [Member] | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value		126,970	126,970
Mortgages
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	376,970	126,970
Mortgages | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	126,970	126,970
Fair Value | Notes Payable, Other Payables [Member] | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		122,928	120,322
Fair Value | Mortgages | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	119,338	122,928
Reported Value Measurement [Member] | Notes Payable, Other Payables [Member] | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		126,970	126,970
Reported Value Measurement [Member] | Mortgages | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	126,970
Griffin Capital Essential Asset REIT, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	1,363,776	1,397,779	1,458,343
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	648,776	672,626	345,934
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	107,998	109,275	110,640
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Highway 94 loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	16,714	17,352	18,175
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | BofA loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	375,000	375,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | BofA loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	22,309	22,961	23,786
Griffin Capital Essential Asset REIT, Inc. [Member] | Fair Value | Mortgages | AIG Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		113,715	113,052
Griffin Capital Essential Asset REIT, Inc. [Member] | Fair Value | Mortgages | Highway 94 loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	15,637	16,484	17,073
Griffin Capital Essential Asset REIT, Inc. [Member] | Fair Value | Mortgages | BofA loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 361,602	377,289
Griffin Capital Essential Asset REIT, Inc. [Member] | Fair Value | Mortgages | BofA loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		23,851	24,349
Griffin Capital Essential Asset REIT, Inc. [Member] | Reported Value Measurement [Member] | Mortgages | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		109,275	110,640
Griffin Capital Essential Asset REIT, Inc. [Member] | Reported Value Measurement [Member] | Mortgages | Highway 94 loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		17,352	18,175
Griffin Capital Essential Asset REIT, Inc. [Member] | Reported Value Measurement [Member] | Mortgages | BofA loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		$ 22,961	$ 23,786